UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eastover Investment Advisors LLC
Address:   4725 Piedmont Row Dr
	   Suite 450
           Charlotte, NC 28210

13F File Number: NA

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carla Roach
Title:  Chief Compliance Officer
Phone:  704-336-6818 or 229-225-1500
Signature, Place, and Date of Signing: Carla Roach  November 15, 2010

   Carla Roach,  Thomasville, GA Chief Compliance Officer

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     1151    13269 SH       SOLE                    13269
Abbott Labs                    Com              002824100     1949    37306 SH       SOLE                    37306
Aflac Incorporated             Com              001055102     1562    30202 SH       SOLE                    30202
At&t Incorporated              Com              00206R102     1628    56927 SH       SOLE                    56927
BB&T Corporation               Com              054937107      467    19375 SH       SOLE                    19375
Bank Of America Corporation    Com              060505104     1502   114619 SH       SOLE                   114619
Becton Dickinson & Company     Com              075887109     1269    17120 SH       SOLE                    17120
Bucyrus International Incorpor Com              118759109     1410    20335 SH       SOLE                    20335
Chevron Corporation New        Com              166764100     2521    31105 SH       SOLE                    31105
Chubb Corporation              Com              171232101     1794    31471 SH       SOLE                    31471
Cisco Systems Inc              Com              17275R102     1846    84288 SH       SOLE                    84288
Clorox Company Del             Com              189054109     1344    20130 SH       SOLE                    20130
Conocophillips                 Com              20825C104      425     7404 SH       SOLE                     7404
Corning Incorporated           Com              219350105      950    51970 SH       SOLE                    51970
Devon Energy Corp              Com              25179M103     1076    16620 SH       SOLE                    16620
Duke Energy Corporation New    Com              26441C105      196    11079 SH       SOLE                    11079
Emerson Electric Co            Com              291011104      554    10529 SH       SOLE                    10529
Enterprise Products Partners L Com              293792107      211     5325 SH       SOLE                     5325
Exelon Corp Com                Com              30161N101      274     6425 SH       SOLE                     6425
Exxon Mobil Corporation        Com              30231G102     2994    48456 SH       SOLE                    48456
Flowserve Corporation          Com              34354P105     1696    15498 SH       SOLE                    15498
Fluor Corporation New          Com              343412102     1699    34297 SH       SOLE                    34297
General Electric               Com              369604103      487    29985 SH       SOLE                    29985
Hewlett Packard Co             Com              428236103      842    20021 SH       SOLE                    20021
Home Depot Incorporated        Com              437076102     1712    54042 SH       SOLE                    54042
Honeywell International Incorp Com              438516106     2083    47402 SH       SOLE                    47402
Intel Corp                     Com              458140100     2255   117442 SH       SOLE                   117442
International Business Machine Com              459200101      385     2870 SH       SOLE                     2870
Ishares Tr Msci Emerg Mkt      Com              464287234     1140    25462 SH       SOLE                    25462
Ishares Tr Russell 2000        Com              464287655      240     3552 SH       SOLE                     3552
Ishares Tr Russell Mcp Gr      Com              464287481      289     5801 SH       SOLE                     5801
Ishares Tr S&p 500 Index       Com              464287200      212     1854 SH       SOLE                     1854
JP Morgan Chase                Com              46625H100     1632    42888 SH       SOLE                    42888
Johnson & Johnson              Com              478160104     2244    36216 SH       SOLE                    36216
Keycorp New                    Com              493267108      196    24685 SH       SOLE                    24685
Kohls Corporation              Com              500255104     1167    22153 SH       SOLE                    22153
McDonalds Corp                 Com              580135101      403     5403 SH       SOLE                     5403
Microsoft Corporation          Com              594918104     1471    60079 SH       SOLE                    60079
Nucor Corporation              Com              670346105     1349    35310 SH       SOLE                    35310
Pepsico Inc                    Com              713448108     2226    33498 SH       SOLE                    33498
Philip Morris International In Com              718172109      266     4750 SH       SOLE                     4750
Piedmont Nat Gas Incorporated  Com              720186105      611    21085 SH       SOLE                    21085
Procter & Gamble Co            Com              742718109     2084    34750 SH       SOLE                    34750
Royal Bk Cda Montreal Que (CAN Com              780087102     1020    19570 SH       SOLE                    19570
Schlumberger                   Com              806857108     1792    29086 SH       SOLE                    29086
Stanley Black & Decker Incorpo Com              854502101      273     4455 SH       SOLE                     4455
Target Corp                    Com              87612E106     1248    23350 SH       SOLE                    23350
Thermo Fisher Scientific Incor Com              883556102      253     5280 SH       SOLE                     5280
United Rentals Incorporated    Com              911363109      159    10688 SH       SOLE                    10688
Vanguard Emerging Markets Etf  Com              922042858      487    10721 SH       SOLE                    10721
Vanguard Small Cap Etf         Com              922908751     1161    18302 SH       SOLE                    18302
Verizon Communications         Com              92343V104      367    11264 SH       SOLE                    11264
Federated Kaufmann Fund Class                   314172669       52 10962.315SH       SOLE                10962.315
Akre Focus Fund                                 akrex          117 10678.980SH       SOLE                10678.980
Dodge & Cox International Fund                  256206103     4344 129511.052SH      SOLE               129511.052
Fidelity Small Cap Value Fund                   fcpvx         1224 87837.145SH       SOLE                87837.145
Harbor International Fund Inve                  411511645      682 12175.914SH       SOLE                12175.914
Merrill Private Equity Focus F                  mlpe           742 1245.000 SH       SOLE                 1245.000
Perkins Mid Cap Value Fund                      471023598     2296 111130.655SH      SOLE               111130.655
Vanguard Intl Equity Index Fd                   922042775     1511 33285.274SH       SOLE                33285.274